Donoghue Forlines Yield Enhanced Real Asset ETF
Schedule of Investments
October 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 70.7%
Energy - 38.8% (c)
Antero Midstream Corp.	24,879	$264,961
BP PLC - ADR	17,726	589,921
Chesapeake Energy Corp.	2,853	291,776
Chevron Corp. (b)	4,424	800,302
Chord Energy Corp. (b)	1,619	247,853
Civitas Resources, Inc. (b)	3,144	219,797
ConocoPhillips (b)	4,803	605,610
Devon Energy Corp.	6,620	512,057
Diamondback Energy, Inc.	2,324	365,124
DT Midstream, Inc.	4,174	249,188
Ecopetrol SA - ADR	30,177	297,545
Eni SpA - ADR	17,381	457,816
Equinor ASA - ADR	14,423	523,266
Equitrans Midstream Corp.	27,496	231,516
Exxon Mobil Corp.	8,093	896,785
Kinder Morgan, Inc.	22,718	411,650
Murphy Oil Corp. (b)	5,647	273,936
ONEOK, Inc.	6,404	379,885
Petroleo Brasileiro SA - ADR (b)	34,762	445,649
Pioneer Natural Resources Co.	1,807	463,333
Shell PLC - ADR	10,953	609,315
TotalEnergies SE - ADR	11,354	621,859
Williams Cos., Inc.	12,679	414,984
Woodside Energy Group, Ltd. - ADR (b)	16,029	371,392
		10,545,520
Industrials - 13.6%
3M Co.	3,933	494,732
AO Smith Corp. (b)	4,240	232,267
Ferguson PLC (b)	2,615	285,715
Hubbell, Inc.	1,269	301,362
Lennox International, Inc.	1,124	262,533
Norfolk Southern Corp.	1,595	363,772
Parker-Hannifin Corp. (b)	1,417	411,808
Siemens AG - ADR	9,701	530,936
Union Pacific Corp.	2,178	429,371
Waste Management, Inc. (b)	2,503	396,400
		3,708,896
Materials - 17.1%
BHP Group, Ltd. - ADR (b)	10,052	480,687
Dow, Inc.	8,407	392,943
Freeport-McMoRan, Inc.	12,150	385,034
Gold Fields, Ltd. - ADR (b)	26,235	206,732
Huntsman Corp.	7,730	206,855
Linde PLC	1,842	547,719
LyondellBasell Industries NV - Class A	4,885	373,458
Newmont Corp.	9,420	398,654
Olin Corp.	4,523	239,493
Owens Corning	2,681	229,520
Rio Tinto PLC - ADR (b)	8,804	469,693
Sibanye Stillwater, Ltd. - ADR	31,661	297,297
Southern Copper Corp.	8,972	421,415
		4,649,500
Technology - 1.2%
Corning, Inc.	9,763	314,076
TOTAL COMMON STOCKS (Cost $20,029,807)		19,217,992

PREFERRED STOCKS - 2.5%
Energy - 1.5%
Petroleo Brasileiro SA - ADR	35,499	408,594
Materials - 1.0%
Gerdau SA - ADR	51,341	255,678
TOTAL PREFERRED STOCKS (Cost $723,201)		664,272

MASTER LIMITED PARTNERSHIPS - 12.3%
Energy - 11.6%
Crestwood Equity Partners, LP	8,869	272,278
DCP Midstream, LP	7,308	290,493
Energy Transfer, LP	35,132	448,635
EnLink Midstream, LLC	25,019	297,226
Enterprise Products Partners, LP	18,588	469,347
Magellan Midstream Partners, LP	5,746	309,997
MPLX, LP	13,294	445,881
Plains All American Pipeline, LP	24,666	295,252
Western Midstream Partners, LP	11,577	332,376
		3,161,485
Materials - 0.7%
Alliance Resource Partners, LP	7,810	189,626
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,834,709)		3,351,111

REITs - 14.0%
Financials - 2.5%
Annaly Capital Management, Inc. (b)	12,991	240,983
Rithm Capital Corp.	26,830	226,177
Starwood Property Trust, Inc.	10,539	217,736
		684,896
Real Estate - 11.5%
Crown Castle, Inc.	2,735	364,466
EastGroup Properties, Inc.	1,424	223,127
Equity Residential	4,685	295,249
Gaming and Leisure Properties, Inc. (b)	6,504	325,980
Iron Mountain, Inc. (b)	6,252	313,038
Lamar Advertising Co. - Class A	3,119	287,665
Medical Properties Trust, Inc.	17,459	199,905
Omega Healthcare Investors, Inc. (b)	7,904	251,189
Public Storage	1,339	414,755
Simon Property Group, Inc. (b)	4,166	454,011
		3,129,385
TOTAL REITs (Cost $4,747,674)		3,814,281

MONEY MARKET FUND - 2.2%
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 2.87% (a)	584,657	584,657
TOTAL MONEY MARKET FUND (Cost $584,657)		584,657

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 20.7%
Investment Company - 20.7%
Mount Vernon Liquid Asset Portfolio, LLC, 3.24% (a)	5,617,739	5,617,739
TOTAL INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $5,617,739)		5,617,739

Total Investments (Cost $34,537,787) - 122.4%		33,250,052
Liabilities in Excess of Other Assets - (22.4)%		(6,083,028)
TOTAL NET ASSETS - 100.0%		$27,167,024

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a) Rate disclosed is the seven day annualized yield as of October 31, 2022.
(b) All or a portion of this security was out on loan at October 31, 2022. Total loaned securities had a market value of $5,471,826 as of October 31, 2022.
(c)  The amount represents investments in a particular sector.  Within the sector, the Fund will concentrate its investments (i.e. invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent of the Underlying Index is concentrated.

For Fund compliance purposes, the Fund's sector classifications refers to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.
This definition does not apply for all purposes of this report, which may combine classifications for reporting ease.

Donoghue Forlines Yield Enhanced Real Asset ETF
Summary of Fair Value Disclosure at October 31, 2022 (Unaudited)

The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2022:

Donoghue Forlines Yield Enhanced Real Asset ETF
	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$10,545,520	$-	$-	$10,545,520
Industrials	3,708,896	-	-	3,708,896
Materials	4,649,500	-	-	4,649,500
Technology	314,076	-	-	314,076
Total Common Stocks	19,217,992	-	-	19,217,992
Preferred Stocks
Energy	408,594	-	-	408,594
Materials	255,678	-	-	255,678
Total Preferred Stocks	664,272	-	-	664,272
Master Limited Partnerships	3,351,111	-	-	3,351,111
REITs	3,814,281	-	-	3,814,281
Money Market Fund	584,657	-	-	584,657
Investment Purchased with the Cash Proceeds From Securities Lending	5,617,739	-	-	5,617,739
Total Investments	$33,250,052	$-	$-	$33,250,052

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by sector classifications.
The Fund did not invest in any Level 3 securities during the period.